GENERAL	12 Months Ended
Dec. 31, 2024
GENERAL
GENERAL

NOTE 1:-GENERAL

a.	Business overview:

AudioCodes Ltd. (the “Company”) and its subsidiaries (together with the Company, the “Group” or the “Company”) is a leading vendor of advanced communication, software, products and productivity solutions for the digital workplace. The Company’s products are deployed on-premises or delivered from the cloud. Providing software communications, cloud-based platforms, customer premise equipment and software applications, the Company’s solutions and products are geared to meet the growing needs of enterprises and service providers realigning their operations towards the transition to all-IP networks for unified communications, contact centers, and hosted business services. In addition, the Company offers a complete suite of professional and managed services that allow the Company’s partners and customers to choose a service package (or complement their own offering) from a modular portfolio of professional services.

The Company operates through its wholly-owned subsidiaries in the United States, Europe, Asia, Latin America, Australia and Israel.

b.	Material customers and suppliers:

The Group is dependent upon sole source suppliers for certain key components used in its products, including certain digital signal processing chips. Although there are a limited number of manufacturers for these particular components, management believes that other suppliers could provide similar components on comparable terms to the extent needed. Any change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which could materially and adversely affect the operating results and financial position of the Group.

During the years ended December 31, 2024, 2023 and 2022, the Group had a major customer which accounted for 13.3%, 16.3% and 15.1%, respectively, of total revenues in those years. In addition, during the years ended December 31, 2024, 2023 and 2022, the Group had an additional major customer which accounted for 11.7%, 10.3% and 10.0%, respectively, of total revenues in those years. No other customer accounted for more than 10% of the Group’s revenues in the years ended December 31, 2024, 2023 and 2022.